SUBSEQUENT EVENTS (Details Narrative) - USD ($)		12 Months Ended
	Dec. 01, 2022	Nov. 30, 2022	Nov. 30, 2021	May 13, 2021
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		500,000	500,000	500,000
Preferred Stock, Shares Issued		19,148	10,355
Subsequent Event [Member]
Subsequent Event [Line Items]
[custom:VotingRightsPercentage]	97.00%
Preferred stock dividend	$ 282,145
Nestbuilder [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding		6,090,580
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		10,135,000
Nestbuilder [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Shares Issued		2,155,684
Conversion of Stock, Shares Converted		100